Details of Significant Accounts - Share-based payment - Expenses incurred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Equity settled	$ 2,175	$ 1,782	$ 336